Note 9 - Leases	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Lessee, Operating Leases [Text Block]
9.	LEASES

The Company leases real estate for office and warehouse space under non-cancelable operating leases, with a total rentable space of 149,000 square feet. The Company intends to use the full lease term under the existing lease agreement which is currently set to expire on April 30, 2026. As of December 31, 2024, the Company is not able to determine if any renewal options will be exercised.

There are no variable payments associated with the lease agreements, as the rent payments are predetermined on a fixed schedule.

The following table indicates the balance sheet line items that include the right-of-use assets and lease liabilities for our operating lease:

(In thousands)	December 31, 2024	December 31, 2023
	Operating lease	Operating lease
Right-of-Use Asset
Operating lease, net	$913	$1,543
Total right-of use asset, net	$913	$1,543

Lease Liabilities
Operating lease - current	$(685)	$(631)
Operating lease - noncurrent	(228)	(912)
Total lease liabilities	$(913)	$(1,543)

For the year ended December 31, 2024 and December 31, 2023, the components of lease expense were as follows:

	Year Ended
(In thousands)	December 31, 2024	December 31, 2023
Operating lease cost allocated to clinical trials expense	$240	$110
Operating lease cost allocated to research and development expense	233	284
Operating lease cost allocated to general and administrative expense	243	322
Total lease expense	$716	$716
Weighted-average remaining lease term	1.34	2.34
Weighted-average discount rate	7.12%	7.12%

As of December 31, 2024, the maturities of the Company’s operating lease liabilities were as follows:

Maturity of Lease Liabilities (In thousands)	Operating lease
2025	$725
2026	243
Total lease payments	968
Less: imputed interest	(55)
Present value of lease payments	$913